MET INVESTORS SERIES TRUST

SUPPLEMENT DATED APRIL 28, 2015 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 28, 2014,

AS AMENDED JULY 1, 2014, JULY 8, 2014, AUGUST 29, 2014,

SEPTEMBER 26, 2014, OCTOBER 14, 2014

NOVEMBER 21, 2014, DECEMBER 17, 2014 AND DECEMBER 19, 2014

Effective immediately, in the sub-section under the heading “Investment Restrictions – MIST Portfolio Fundamental Policies,” the Diversification policy for certain series of Met Investors Series Trust (together the “MIST Portfolios”) is revised as set forth below.

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With respect to each MIST Portfolio with the exception of AQR Global Risk Balanced Portfolio, AllianceBernstein Global Dynamic Allocation Portfolio, BlackRock Global Tactical Strategies Portfolio, American Funds® Growth Portfolio, Invesco Balanced-Risk Portfolio, JPMorgan Core Bond Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, Pyramis® Government Income Portfolio, and Schroders Global Multi-Asset Portfolio, the Diversification policy on page 79 is deleted in its entirety and replaced with the following:

2. Diversification

Except as noted, each Portfolio may not purchase a security if, as a result, with respect to 75% (50% with respect to ClearBridge Aggressive Growth Portfolio) of the value of its total assets (i) more than 5% of the value of the Portfolio’s total assets would be invested in the securities of a single issuer, except cash and cash items (including receivables), securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities or securities of other investment companies, or (ii) more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio, other than cash and cash items (including receivables), securities issued by the U.S. Government, its agencies and instrumentalities or securities of other investment companies. (The Met/Templeton International Bond Portfolio, as a non-diversified fund, is not subject to any fundamental policy which limits its investments in a single issuer.)

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With respect to American Funds® Growth Portfolio and JPMorgan Core Bond Portfolio, the Diversification policy on page 80 is deleted in its entirety and replaced with the following:

(1) Invest more than 5% of the value of its total assets in the securities of any one issuer provided that this limitation shall apply only to 75% of the value of its total assets and, provided further, that the limitation shall not apply to cash and cash items (including receivables), securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities or securities of other investment companies. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the Portfolio’s total assets.

(2) As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer provided that this limitation shall not apply to cash and cash items (including receivables), securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities or securities of other investment companies.

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With respect to the AQR Global Risk Balanced Portfolio, AllianceBernstein Global Dynamic Allocation Portfolio, BlackRock Global Tactical Strategies Portfolio, MetLife Balanced Plus Portfolio and Pyramis® Government Income Portfolio, the Diversification policy on page 81 is deleted in its entirety and replaced with the following:

2. Diversification

Except as noted, each Portfolio may not purchase a security if, as a result, with respect to 75% of the value of its total assets (i) more than 5% of the value of the Portfolio’s total assets would be invested in the securities of a single issuer, except cash and cash items (including receivables), securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities or securities of other investment companies, or (ii) more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio, other than cash and cash items (including receivables), securities issued by the U.S. Government, its agencies and instrumentalities or securities of other investment companies. (The AQR Global Risk Balanced Portfolio, as a non-diversified fund, is not subject to any fundamental policy which limits its investments in a single issuer.)

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With respect to the MetLife Multi-Index Targeted Risk Portfolio, the Diversification policy on page 82 is deleted in its entirety and replaced with the following:

2. Diversification

Except as noted, the Portfolio may not purchase a security if, as a result, with respect to 75% of the value of its total assets (i) more than 5% of the value of the Portfolio’s total assets would be invested in the securities of a single issuer, except cash and cash items (including receivables), securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities or securities of other investment companies, or (ii) more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio, other than cash and cash items (including receivables), securities issued by the U.S. Government, its agencies and instrumentalities or securities of other investment companies.

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With respect to the Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, and Schroders Global Multi-Asset Portfolio, the Diversification policy on page 83 is deleted in its entirety and replaced with the following:

2. Diversification

Except as noted, each Portfolio may not purchase a security if, as a result, with respect to 75% of the value of its total assets (i) more than 5% of the value of the Portfolio’s total assets would be invested in the securities of a single issuer, except cash and cash items (including receivables), securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities or securities of other investment companies, or (ii) more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio, other than cash and cash items (including receivables), securities issued by the U.S. Government, its agencies and instrumentalities or securities of other investment companies. (The Invesco Balanced-Risk Allocation Portfolio, as a non-diversified fund, is not subject to any fundamental policy which limits its investments in a single issuer.)

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

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